FLOW THROUGH SHARE PREMIUM - Additional information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
FLOW-THROUGH SHARE PREMIUM
Tax deduction	100.00%
Expenditure incurred in qualifying CEE	$ 81,699,542	$ 66,727,234
Amortization of flow-through liabilities	22,932,528	17,165,846
Flow-through share premium	12,426,322	$ 20,063,350	$ 22,729,196
Part XII.6 tax	584,120
Less than one year
FLOW-THROUGH SHARE PREMIUM
Spend for satisfy remaining flow-through obligations	45,500,423
Flow-through share premium	12,426,322
Part XII.6 tax	$ 584,120